Schedule of Amortization Expense (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Twelve months ending September 30, 2023	$ 85,929	$ 97,533
Twelve months ending September 30, 2024	56,730	65,764
Twelve months ending September 30, 2025	32,989	39,884
Twelve months ending September 30, 2026	13,302	17,482
Twelve months ending June 30, 2027		3,336
Total	188,950	223,999	$ 289,962	$ 461,289
Total intangible assets, net	$ 188,950	$ 223,999	$ 289,962	$ 461,289